Employee Benefit Plans - Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future benefit payments expected to be paid
2019	$ 680
2020	801
2021	874
2022	1,026
2023	1,052
2024 to 2028	$ 6,370